OTHER LONG-TERM LIABILITIES - Schedule of other long-term liabilities (Details) $ in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)	Dec. 31, 2014 CAD ($)
Disclosure Of Other Non-Current Liabilities [Line Items]
Asset retirement obligations		$ 4,327	$ 3,243	$ 2,950	$ 4,221
Share-based compensation		414	426	$ 128	$ 203
Risk management (note 18)		103	0
Other		565	17
Other liabilities		5,409	3,686
Current portion of other long-term liabilities		1,012	463
Other long-term liabilities		4,397	$ 3,223
AOSP
Disclosure Of Other Non-Current Liabilities [Line Items]
Deferred purchase consideration payable	$ 375	$ 469